Note 11 - Borrowings (Details) - Annual Maturities of Long-Term Borrowings In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Annual Maturities of Long-Term Borrowings [Abstract]
2014	$ 10,726	¥ 1,010,000
2015	10,408	980,000
Total	$ 21,134	¥ 1,990,000	¥ 3,000,000